Warrants	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

NOTE 10     WARRANTS

As of December 31, 2014, there were 5,447,940 fully vested warrants outstanding to purchase shares of common stock. As of December 31, 2013 there were 274,420, fully vested warrants outstanding to purchase shares of common stock and 2,231,727 fully vested warrants to purchase shares of Series A preferred stock.

During the year ended December 31, 2013 warrants to purchase 100,000 shares of common stock were granted and issued as compensation to two related parties in conjunction with providing their personal guarantee of the leaseback agreements on our analyzers (see NOTE 6 LEASE COMMITMENTS and NOTE 12 RELATED PARTY TRANSACTIONS). The warrants have an exercise price of $2.00 and expire seven years from the date of grant. These transactions are accounted for by the Company under the provisions of FASB ASC 505 which require the Company to record an expense associated with the fair value of stock-based payments. The Company uses the Black-Scholes option valuation model to calculate the fair value of stock-based payments at the date of grant. Warrant pricing models require the input of highly subjective assumptions, including the expected price volatility. For warrants granted, the Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes that the use of peer company data fairly represents the expected volatility it would experience if the Company were actively publicly traded in the life sciences industry over the contractual term of the warrants. Changes in these assumptions can materially affect the fair value estimate. The Company determined that the value of the 100,000 common stock warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at that time.

During the year ended December 31, 2014, warrants to purchase 5,331,520 shares of common stock and warrants to purchase 7,200,000 shares of Series D preferred stock were granted.

Of the warrants granted during 2014, 2,855,664 were Class A and Class B warrants to purchase shares of common stock and were issued as part of the sale for cash of the Series D preferred stock units (see NOTE 9 COMMON AND PREFERRED STOCK). These warrants have an exercise price between $0.20 and $4.92 and expire between April 2021 and July 2021.

In addition during 2014 prior to the IPO, 1,048,698 common warrants, Class A warrants and Class B warrants to purchase common stock and 7,200,000 warrants to purchase Series D preferred stock were granted in conjunction with the issuance of certain convertible notes payable, consulting services and as financing fees. The warrants have an exercise price between $0.20 and $4.92 and expire between February 2021 and July 2021. The Company determined that the fair value of the warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at that time.

In October 2014 common warrants in the amount of 57,500 and Series A warrants in the amount of 1,322,500 were issued in conjunction with our IPO (see NOTE 9 COMMON AND PREFERRED STOCK). The common warrants have an exercise price of $8.75 and expire in October 2019. Each Series A warrant is exercisable for one share of common stock and one Series B Warrant. The Series A warrants have an exercise price of $7.00 and expire in October 2015. Each Series B warrant is exercisable for one share of common stock and will only be issued upon the exercise of a Series A warrant. The Series B warrants have an exercise price of $8.75 and expire on the sixth anniversary of the date of issuance.

In October 2014 upon the closing of the IPO, 2,231,727 outstanding warrants to purchase shares of Series A preferred stock and 7,200,000 outstanding warrants to purchase shares of Series D preferred stock were converted at a ratio of 200 to 1 into 47,178 warrants to purchase common stock with same expiration date as the original preferred warrant and the exercise price adjusted to $32.00 per warrant for those converted from the Series A Preferred Stock and $5.00 per warrant for those converted from the Series D Preferred Stock.

In September 2014, 157,093 warrants previously issued were amended to eliminate a clause that would cancel the warrant upon the completion of an IPO. The Company recorded an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified using the Black-Scholes option valuation model to calculate the fair value. The Company determined the incremental fair value of the warrants to be $25,061 which was expensed in the period as the warrants were fully vested.

The following is the weighted average of the assumptions used in calculating the fair value of the warrants after they were modified in September 2014 using the Black-Scholes method:

Fair market value	$4.94
Exercise price	$10.00
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years

The following table summarizes the common stock warrant activity during the years ended December 31, 2014 and 2013:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	174,420	$10.00	3.8
Granted	100,000	$2.00	7.0
Exercised	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2014	274,420	$8.00	4.2

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	$8.00	4.2
Granted	5,331,520	$3.91	5.5
Exercised	(158,000)	0.20	6.6
Expired	—	—	—

Warrants outstanding as of December 31, 2014	5,447,940	$4.17	4.9

All warrants outstanding were fully vested upon issuance.

The following table summarizes the Preferred A stock warrant activity during the years ended December 31, 2014 and 2013:

	Preferred Stock A Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	2,231,727	$0.16	4.1
Granted	—	—	—
Converted	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2013	2,231,727	$0.16	3.1

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred Stock D Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Common Warrant Derivative Liability

Our Class A warrants, Class B warrants, Series A warrants, and common warrants from the conversion of the Series D Preferred warrants, which in total comprise 5,045,584 warrants, all have an exercise price adjustment provision that falls within the scope of ASC 815. This provision states that if the Company shall issue: (i) any common stock, except for certain excluded issuances, (ii) any security or debt instrument carrying the right to convert into common stock, or (iii) any warrant, right or option to purchase common stock, at a price less than the exercise price in effect at the time of such issuance, then the exercise price shall be reduced to the lower price. Such exercise price adjustment prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at inception and at each reporting date. The liability for these warrants was revalued at December 31, 2014 and the change in the fair value of the warrant derivative liability was included as a component of Other income (expense). The change in fair value of the warrant derivative liability has no effect on the Company’s cash flows.

The following table summarizes the change in the value of the warrant derivative liability during the year ended December 31, 2014:

Balance at December 31, 2013	$—
Issuance of warrants	2,487,726
Exercise of warrants	(885,258)
Change in fair value of warrant liability	8,396,169

Balance at December 31, 2014	$9,998,636

The Company estimates the fair value of the warrants at inception and at each reporting date using a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock and has determined the fair value measurement to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES). Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Accordingly, our valuation model was modified to incorporate a probability weighted fair value calculation for the price reset provision taking into account the likelihood of future resets of the exercise price. The estimates in the modified Black-Scholes option-pricing model are based, in part, on assumptions, including but not limited to stock price volatility, the expected life of the warrants, the risk free rate and the fair value of the equity stock underlying the warrants.

The following is the weighted average of the assumptions as of December 31, 2014 used in the Black-Scholes method for calculating the fair value of the warrants that contain the conversion price adjustment provision:

Fair market value	$2.46
Exercise price	$1.27
Risk free rate	1.83%
Dividend yield	0.00%
Expected volatility	107.49%
Probability of price reset	100.00%
Remaining contractual term	5.00 years